Financial instruments-fair values and risk management - Sensitivity analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments-fair values and risk management
Earnings before tax, 5% increase	€ (94)	€ (101)
Earnings before tax, 5% decrease	104	112
Equity, 5% increase	(94)	(101)
Equity, 5% decrease	€ 104	€ 112